Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal			$ 0	$ 0
State			0	0
Total current provision			0	0
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal			28,475	4,260,400
State			9,265	1,416,298
Change in valuation allowance			(37,740)	(5,676,698)
Total deferred provision			0	0
Total provision for income taxes	$ 0	$ 0	$ 0	$ 0